11 BORROWINGS, FINANCING AND DEBENTURES (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	R$ 22,841,193	R$ 23,173,635
2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	3,576,306
2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	3,311,843
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	7,378,252
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	1,640,183
After 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	2,932,590
Perpetual Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	4,030,700
2025 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	68,595
Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	10,105,678
Bank Loans [Member] | 2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	2,884,003
Bank Loans [Member] | 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	2,700,341
Bank Loans [Member] | 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	2,945,897
Bank Loans [Member] | 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	1,575,437
Capital Markets [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	12,020,851
Capital Markets [Member] | 2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	636,667
Capital Markets [Member] | 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	556,666
Capital Markets [Member] | 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	4,378,398
Capital Markets [Member] | After 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	2,418,420
Capital Markets [Member] | Perpetual Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	4,030,700
Development Agencies [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	811,940
Development Agencies [Member] | 2021 [member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	55,636
Development Agencies [Member] | 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	54,836
Development Agencies [Member] | 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	53,957
Development Agencies [Member] | 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	64,746
Development Agencies [Member] | After 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	514,170
Development Agencies [Member] | 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Long-term liabilities	R$ 68,595